INTANGIBLE ASSETS, NET -Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) - Internal-use Software [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
2024	$ 5
Finite-lived intangible assets, net	$ 5	$ 1,373